Redeemable Noncontrolling Interest and Equity (Details) - Schedule of Capital Stock - Capital Stock [Member]	Mar. 31, 2024 USD ($) $ / shares shares
Redeemable Noncontrolling Interest and Equity (Details) - Schedule of Capital Stock [Line Items]
Total shares, Authorized	410,000,000
Total shares, Issued	41,756,964
Total shares, Treasury Stock (in Dollars) | $
Total shares, Outstanding	41,756,964
Class A Common Stock [Member]
Redeemable Noncontrolling Interest and Equity (Details) - Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock, Authorized	300,000,000
Common Stock, Issued	5,026,964
Common Stock, Treasury Stock
Common Stock, Outstanding	50,269,674
Class V Common Stock [Member]
Redeemable Noncontrolling Interest and Equity (Details) - Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock, Authorized	100,000,000
Common Stock, Issued	35,230,000
Common Stock, Treasury Stock
Common Stock, Outstanding	35,230,000
Class A Preferred Stock [Member]
Redeemable Noncontrolling Interest and Equity (Details) - Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock, Authorized	1,500,000
Common Stock, Issued	1,500,000
Common Stock, Treasury Stock
Common Stock, Outstanding	1,500,000